Recorded Valuation Allowances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded valuation allowances
Recorded valuation allowances	$ 182,576	$ 168,511
UNITED STATES [Member]
Recorded valuation allowances
Recorded valuation allowances	132,790	123,539
ARGENTINA [Member]
Recorded valuation allowances
Recorded valuation allowances	18,442	10,739
CANADA
Recorded valuation allowances
Recorded valuation allowances	2,227	5,390
NEW ZEALAND
Recorded valuation allowances
Recorded valuation allowances	27,125	27,026
Other [Member]
Recorded valuation allowances
Recorded valuation allowances	$ 1,992	$ 1,817